UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	              Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   February 8, 2010


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $26511
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      543     6565 SH       SOLE                     6565
A.J. Gallagher                 COM              363576109      337    14965 SH       SOLE                    14965
Airgas Inc.                    COM              009363102      374     7860 SH       SOLE                     7860
Alexander & Baldwin            COM              014482103      333     9720 SH       SOLE                     9720
American Express               COM              025816109      321     7925 SH       SOLE                     7925
Amgen Inc.                     COM              031162100      671    11855 SH       SOLE                    11855
Avon Products Inc.             COM              054303102      448    14230 SH       SOLE                    14230
BHP Billiton Ltd.              COM              088606108      486     6350 SH       SOLE                     6350
Brown-Forman Cl. B             COM              115637209      447     8346 SH       SOLE                     8346
CB Richard Ellis Group         COM              12497T101      325    23960 SH       SOLE                    23960
CVS Caremark Corp.             COM              126650100      324    10052 SH       SOLE                    10052
Cadbury PLC                    COM              12721E102      239     4658 SH       SOLE                     4658
Caterpillar                    COM              149123101      393     6900 SH       SOLE                     6900
Chevron Corp.                  COM              166764100      217     2820 SH       SOLE                     2820
Cisco Systems Inc.             COM              17275R102      379    15820 SH       SOLE                    15820
Clorox Co.                     COM              189054109      435     7125 SH       SOLE                     7125
ConocoPhillips                 COM              20825C104      402     7866 SH       SOLE                     7866
Diageo PLC                     COM              25243Q205      324     4675 SH       SOLE                     4675
DuPont (E.I.)                  COM              263534109      645    19152 SH       SOLE                    19152
Duke Energy                    COM              26441C105      435    25267 SH       SOLE                    25267
Exxon Mobil Corp.              COM              30231G102     1119    16415 SH       SOLE                    16415
France Telecom                 COM              35177Q105      290    11485 SH       SOLE                    11485
General Dynamics               COM              369550108      301     4410 SH       SOLE                     4410
General Electric               COM              369604103      344    22765 SH       SOLE                    22765
Genuine Parts Co.              COM              372460105      343     9030 SH       SOLE                     9030
Gruma S.A.B. de C.V.           COM              400131306      152    21780 SH       SOLE                    21780
Heinz (H.J.)                   COM              423074103      428    10010 SH       SOLE                    10010
Herley Industries              COM              427398102      152    10970 SH       SOLE                    10970
Hewlett-Packard Co.            COM              428236103      473     9186 SH       SOLE                     9186
Home Depot Inc.                COM              437076102      425    14693 SH       SOLE                    14693
Int'l Business Machines        COM              459200101      288     2201 SH       SOLE                     2201
Intel Corp.                    COM              458140100      360    17625 SH       SOLE                    17625
Johnson & Johnson              COM              478160104     1050    16305 SH       SOLE                    16305
Kraft Foods                    COM              50075N104      202     7414 SH       SOLE                     7414
Manitowoc Co.                  COM              563571108      255    25605 SH       SOLE                    25605
Mattel Inc.                    COM              577081102      243    12160 SH       SOLE                    12160
McCormick & Co.                COM              579780206      246     6820 SH       SOLE                     6820
Medtronic Inc.                 COM              585055106      316     7180 SH       SOLE                     7180
Merck & Co. Inc.               COM              58933Y105      216     5903 SH       SOLE                     5903
Microsoft Corp.                COM              594918104     1038    34043 SH       SOLE                    34043
Monsanto Co.                   COM              61166W101      306     3740 SH       SOLE                     3740
NY Cmnty Bancorp               COM              649445103      189    13050 SH       SOLE                    13050
Nabors Industries              COM              G6359F103      235    10733 SH       SOLE                    10733
Natl. Penn Bancshares          COM              637138108       89    15420 SH       SOLE                    15420
Nokia Corp ADR                 COM              654902204      141    11010 SH       SOLE                    11010
Novartis AG                    COM              66987V109      351     6450 SH       SOLE                     6450
PepsiCo Inc.                   COM              713448108      732    12044 SH       SOLE                    12044
Pfizer Inc.                    COM              717081103      832    45764 SH       SOLE                    45764
Philip Morris Intl.            COM              718172109      590    12246 SH       SOLE                    12246
Procter & Gamble               COM              742718109      815    13446 SH       SOLE                    13446
QUALCOMM Inc.                  COM              747525103      419     9056 SH       SOLE                     9056
Royal Dutch Shell 'A'          COM              780259206      237     3950 SH       SOLE                     3950
Schlumberger Ltd.              COM              806857108      380     5836 SH       SOLE                     5836
Spectra Energy                 COM              847560109      419    20407 SH       SOLE                    20407
TechTeam Global                COM              878311109      103    13475 SH       SOLE                    13475
Teva Pharmaceutical            COM              881624209      320     5695 SH       SOLE                     5695
Time Warner Inc.               COM              887317303      282     9675 SH       SOLE                     9675
United Technologies            COM              913017109      635     9147 SH       SOLE                     9147
Verizon Communications         COM              92343V104      802    24210 SH       SOLE                    24210
Vulcan Materials               COM              929160109      239     4540 SH       SOLE                     4540
Wal-Mart Stores                COM              931142103      471     8820 SH       SOLE                     8820
Wells Fargo & Co.              COM              949746101      434    16071 SH       SOLE                    16071
Western Union                  COM              959802109      303    16065 SH       SOLE                    16065
iShr MSCI EAFE                 COM              464287465      253     4575 SH       SOLE                     4575
iShr MSCI Emerging Mkts        COM              464287234      351     8455 SH       SOLE                     8455
iShr MSCI Pacific Ex Japan     COM              464286665      263     6365 SH       SOLE                     6365